Offsets	Jul. 27, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Tompkins Financial Corp
Form or Filing Type	S-3
File Number	333-273780
Initial Filing Date	Aug. 07, 2023
Fee Offset Claimed	$ 0
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	(3)
Termination / Withdrawal Statement	The registrant previously registered an indeterminate amount of securities having a maximum aggregate offering price of $70,000,000 pursuant to a Registration Statement on Form S-3 (Registration No. 333-194630), initially filed on March 17, 2014, and declared effective on July 15, 2014 (the “2014 Registration Statement”), and paid a filing fee of $9,016 (the “2014 Filing Fee”) in connection therewith. The offering of securities under the 2014 Registration Statement was terminated and all of the securities registered under the 2014 Registration Statement remained unsold.
The registrant subsequently filed a Registration Statement on Form S-3 (Registration No. 333- 219427), initially filed on July 24, 2017, and declared effective on July 28, 2017 (the “2017 Registration Statement”), pursuant to which the registrant registered an indeterminate amount of securities having a maximum aggregate offering price of $85,000,000. In accordance with Rule 457(p) under the Securities Act of 1933, as amended (“Rule 457(p)”), the registrant applied the 2014 Filing Fee to offset a portion of the filing fee associated with the 2017 Registration Statement, and paid a filing fee of $835.50 (the “2017 Filing Fee”). The offering of securities under the 2017 Registration Statement was terminated and all of the securities registered under the 2017 Registration Statement remained unsold.
The registrant subsequently filed a Registration Statement on Form S-3 (Registration No. 333-240069), initially filed on July 24, 2020, and declared effective on August 6, 2020 (the “2020 Registration Statement”), pursuant to which the registrant registered an indeterminate amount of securities having a maximum aggregate offering price of $100,000,000. In accordance with Rule 457(p), the registrant applied the 2014 Filing Fee and the 2017 Filing Fee to offset a portion of the filing fee associated with the 2020 Registration Statement, and paid a filing fee of $3,128.50 (the “2020 Filing Fee”). The offering of securities under the 2020 Registration Statement was terminated and all of the securities registered under the 2020 Registration Statement remained unsold.
The registrant subsequently filed a Registration Statement on Form S-3 (Registration No. 333-273780), filed on August 7, 2023, which was effective upon filing (the “2023 Registration Statement”), pursuant to which the registrant registered an indeterminate amount of securities having a maximum aggregate offering price of $100,000,000. As of the date of the 2023 Registration statement, in accordance with Rule 457(p), an aggregate of $12,980, consisting of the 2014 Filing Fee, 2017 Filing Fee, and 2020 Filing Fee, all of which remain unused (the “Aggregate Fee Offset”) remained available to offset filing fees of the registrant in connection with the filing of the 2023 Registration Statement. In accordance with Rules 456(b) and 457(r), the registrant deferred payment of all of the registration fee associated with filing the 2023 Registration Statement, except for the Aggregate Fee Offset, which the registrant was entitled to apply pursuant to Rule 457(p) for fees paid with respect to unsold securities registered pursuant to the 2020 Registration Statement. All of the securities registered under the 2023 Registration Statement remained unsold and the 2023 Registration Statement is deemed terminated by the filing of this registration statement.

Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Tompkins Financial Corp
Form or Filing Type	S-3
File Number	333-240069
Filing Date	Jul. 24, 2020
Fee Paid with Fee Offset Source	$ 0
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Tompkins Financial Corp
Form or Filing Type	S-3
File Number	333-219427
Filing Date	Jul. 24, 2017
Fee Paid with Fee Offset Source	$ 0
Offset: 4
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Tompkins Financial Corp
Form or Filing Type	S-3
File Number	333-194630
Filing Date	Mar. 17, 2014
Fee Paid with Fee Offset Source	$ 0